Schedule of Estimated Useful Lives of the Assets (Details)	12 Months Ended
Dec. 31, 2021
Plant and Machinery [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Plant and Machinery [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	10 years
Fixtures, Fittings and Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	4 years
Fixtures, Fittings and Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Land and Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Land and Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	10 years